Financial Instruments - Schedule of Significant Exchange Rates (Details) - Currency Risk Euro [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
USD [Member]
Schedule of Significant Exchange Rates [Line Items]
Rate of Change	12.80%	(5.90%)
Exchange rates	1.174	1.041
NIS [Member]
Schedule of Significant Exchange Rates [Line Items]
Rate of Change	(1.30%)	(5.40%)
Exchange rates	3.746	3.796